LEASES - Other information related to leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 19,728,002		¥ 18,077,004	¥ 18,669,210
Lease liability arising from obtaining Right-of-use assets	¥ 26,936,993	$ 3,690,353	¥ 1,709,583	¥ 14,628,975